Note 26 - Derivative financial instruments (Tables)	12 Months Ended
Dec. 31, 2023
III. FINANCIAL RISK MANAGEMENT
Disclosure of detailed information about derivative financial instruments [text block]
	Year ended December 31,
	2023	2022
Derivatives hedging borrowings and investments	-	6,480
Other derivatives	9,801	24,325
Contracts with positive fair values	9,801	30,805

Other derivatives	(11,150)	(7,127)
Contracts with negative fair values	(11,150)	(7,127)
Total	(1,349)	23,678

Disclosure of detailed information about hedged items [text block]
Purchase currency	Sell currency	Term	Fair Value		Hedge Accounting Reserve
			2023	2022	2023	2022
MXN	USD	2024	-	6,571	-	(67)
USD	MXN	2024	(2,125)	-	-	-
EUR	USD	2024	5,557	1,866	624	(2,786)
USD	EUR	2024 / 2025	(2,966)	20,783	7,142	23,935
USD	BRL	2024	(1,009)	(2,490)	-	-
USD	KWD	2024	(50)	(129)	(388)	-
USD	CAD	2024	(836)	404	-	-
USD	GBP	2024	(51)	(11)	-	-
USD	CNY	2024	(335)	(242)	501	-
RON	USD	2024	261	50	-	-
BRL	USD	2024	49	223	49	-
Others		2024	(49)	13	-	3
Total			(1,554)	27,038	7,928	21,085

Commodity Derivatives	Term	Fair Value		Hedge Accounting Reserve
		2023	2022	2023	2022
Houston Ship Channel Gas	2024	(231)	(814)	(231)	(814)
LME Scrap	2024	1,376	29	1,376	(3,148)
Iron Ore	2024	-	12	-	(1,274)
Electric Energy	2024	(340)	(519)	(340)	(519)
TTF Gas	2024	-	(2,068)	-	(2,207)
PSV Gas	2024	(2,566)	-	(2,566)	-
Nickel	2024	1,966	-	1,966	-
Total		205	(3,360)	205	(7,963)

Disclosure of detailed information of the hedge reserve evolution [text block]
	Equity Reserve Dec-2021	Movements 2022	Equity Reserve Dec-2022	Movements 2023	Equity Reserve Dec-2023
Foreign Exchange & Commodities	1,259	11,863	13,122	(4,989)	8,133
Total Cash flow Hedge	1,259	11,863	13,122	(4,989)	8,133